Related parties - Transactions with related parties (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties
Sales and services	$ 111,404	$ 109,980	$ 90,184
Purchases and others	708,444	627,924	733,225
Joint ventures
Related parties
Sales and services	21,267	49,821	40,324
Purchases and others	643,131	591,419	703,073
Associates
Related parties
Sales and services	90,137	60,159	49,860
Purchases and others	65,313	36,505	30,152
Gas Natural del Oriente S.A. E.S.P. | Associates
Related parties
Sales and services	0	0	0
Purchases and others	53,994	27,175	26,141
Extrucol S.A. | Associates
Related parties
Sales and services	20	0	0
Purchases and others	3,411	2,354	1,162
E2 Energia Eficiente S.A. E.S.P. | Associates
Related parties
Sales and services	90,117	60,159	49,860
Purchases and others	7,908	6,976	2,849
Equion Energy Limited | Joint ventures
Related parties
Sales and services	33	13,996	27,595
Purchases and others	23,845	149,046	356,872
Ecodiesel Colombia S.A. | Joint ventures
Related parties
Sales and services	21,234	35,825	8,268
Purchases and others	619,286	442,373	346,201
Offshore International Group | Joint ventures
Related parties
Sales and services	0	0	4,461
Purchases and others	$ 0	$ 0	$ 0